W. John McGuire

+1.202.373.6799

john.mcguire@morganlewis.com

March 5, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	NuShares ETF Trust (File Nos. 333-212032 and 811-23161)

Ladies and Gentlemen:

On behalf of NuShares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 26, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-18-060988 on February 27, 2018.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW Washington, DC 20004 United States
+1.202.739.3000
+1.202.739.3001